Other Non-Current Liabilities - Summary of Movements of Accrued Warranty (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Standard Product Warranty Disclosure [Abstract]
Accrued warranty - beginning of year	¥ 111,351	¥ 34,597	¥ 73
Warranty costs incurred	(32,352)	(925)	(575)
Provision for warranty	292,141	77,679	35,099
Accrued warranty - end of year	371,140	111,351	34,597
Less: Current portion of warranty	(105,068)	(31,594)	(8,380)
Non-current portion of warranty	¥ 266,072	¥ 79,757	¥ 26,217